Loss per share (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025 CHF (SFr) category SFr / shares shares	Jun. 30, 2024 CHF (SFr) category SFr / shares shares	Jun. 30, 2025 CHF (SFr) category SFr / shares shares	Jun. 30, 2024 CHF (SFr) category SFr / shares shares
Loss per share
Net loss from continuing operations - basic | SFr	SFr (1,958,912)	SFr (1,456,761)	SFr (3,431,775)	SFr (2,191,939)
Net loss from continuing operations - diluted | SFr	(1,958,912)	(1,456,761)	(3,431,775)	(2,191,939)
Net profit from discontinued operations - basic | SFr	117,747	14,335,393	117,747	11,983,432
Net profit from discontinued operations - diluted | SFr	117,747	14,335,393	117,747	11,983,432
Profit (loss), attributable to ordinary equity holders of parent entity - basic | SFr	(1,841,165)	12,878,632	(3,314,028)	9,791,493
Profit (loss), attributable to ordinary equity holders of parent entity - diluted | SFr	SFr (1,841,165)	SFr 12,878,632	SFr (3,314,028)	SFr 9,791,493
Weighed average number of shares in issue - basic | shares	100,523,234	98,305,583	99,440,314	97,920,130
Weighed average number of shares in issue - basic | shares	100,523,234	98,305,583	99,440,314	97,920,130
Basic profit / (loss) per share
Basic profit / (loss) per share for profit/(loss) attributable to the ordinary equity holders of the Company | SFr / shares	SFr (0.02)	SFr 0.13	SFr (0.03)	SFr 0.1
From continuing operations | SFr / shares	(0.02)	(0.01)	(0.03)	(0.02)
From discontinued operations | SFr / shares	0	0.14	0	0.12
Diluted profit / (loss) per share
Diluted profit / (loss) per share for profit/ (loss) attributable to the ordinary equity holders of the Company | SFr / shares	(0.02)	0.13	(0.03)	0.1
From continuing operations | SFr / shares	(0.02)	(0.01)	(0.03)	(0.02)
From discontinued operations | SFr / shares	SFr 0	SFr 0.14	SFr 0	SFr 0.12
Number of categories of dilutive potential shares | category	3	3	3	3